Employee Benefit Arrangements - Fair Value of Plan Assets (Detail) (Pension Plans, USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Total assets	$ 1,382.5		$ 1,195.7
Total liabilities	10.8		2.2
Net, total pension assets	1,371.7		1,193.5		993.6
Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Total assets	21.8		18.0
Short-term Investments
Defined Benefit Plan Disclosure [Line Items]
Total assets	178.1	[1]	134.1	[2]
U.S. government agencies and authorities
Defined Benefit Plan Disclosure [Line Items]
Total assets	77.5		102.7
U.S. corporate, state and municipalities
Defined Benefit Plan Disclosure [Line Items]
Total assets	113.9		79.9
Foreign securities
Defined Benefit Plan Disclosure [Line Items]
Total assets	14.8		12.2
Residential mortgage-backed securities
Defined Benefit Plan Disclosure [Line Items]
Total assets	61.4		84.9
Commercial mortgage-backed securities
Defined Benefit Plan Disclosure [Line Items]
Total assets	22.6		15.0
Other asset-backed securities
Defined Benefit Plan Disclosure [Line Items]
Total assets	2.6		6.1
Private Placement [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	32.9		14.3
Debt securities
Defined Benefit Plan Disclosure [Line Items]
Total assets	525.6		467.2
Large-cap domestic
Defined Benefit Plan Disclosure [Line Items]
Total assets	402.9		322.8
Small/Mid-cap domestic
Defined Benefit Plan Disclosure [Line Items]
Total assets	94.0		84.4
International commingled funds
Defined Benefit Plan Disclosure [Line Items]
Total assets	169.6	[3]	146.1	[4]
Equity Securities Limited Partnerships [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	60.8	[5]	52.4	[6]
Equity securities
Defined Benefit Plan Disclosure [Line Items]
Total assets	727.3		605.7
Real estate
Defined Benefit Plan Disclosure [Line Items]
Total assets	67.4	[7]	62.0	[8]
Limited partnerships/corporations
Defined Benefit Plan Disclosure [Line Items]
Total assets	62.2	[9]	57.7	[10]
Other investments
Defined Benefit Plan Disclosure [Line Items]
Total assets	129.6		122.8
Derivatives
Defined Benefit Plan Disclosure [Line Items]
Total assets			3.1
Total liabilities	10.8		1.4
Other
Defined Benefit Plan Disclosure [Line Items]
Total liabilities			0.8
Level 1
Defined Benefit Plan Disclosure [Line Items]
Total assets	597.3		531.3
Total liabilities	10.8		0
Net, total pension assets	586.5		531.3
Level 1 | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Total assets	21.8		18.0
Level 1 | Short-term Investments
Defined Benefit Plan Disclosure [Line Items]
Total assets	0	[1]	0	[2]
Level 1 | U.S. government agencies and authorities
Defined Benefit Plan Disclosure [Line Items]
Total assets	77.5		102.7
Level 1 | U.S. corporate, state and municipalities
Defined Benefit Plan Disclosure [Line Items]
Total assets	1.1		0.3
Level 1 | Foreign securities
Defined Benefit Plan Disclosure [Line Items]
Total assets	0		0
Level 1 | Residential mortgage-backed securities
Defined Benefit Plan Disclosure [Line Items]
Total assets	0		0
Level 1 | Commercial mortgage-backed securities
Defined Benefit Plan Disclosure [Line Items]
Total assets	0		0
Level 1 | Other asset-backed securities
Defined Benefit Plan Disclosure [Line Items]
Total assets	0		0
Level 1 | Private Placement [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	0		0
Level 1 | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Total assets	100.4		121.0
Level 1 | Large-cap domestic
Defined Benefit Plan Disclosure [Line Items]
Total assets	402.9		322.8
Level 1 | Small/Mid-cap domestic
Defined Benefit Plan Disclosure [Line Items]
Total assets	94.0		84.4
Level 1 | International commingled funds
Defined Benefit Plan Disclosure [Line Items]
Total assets	0	[3]	0	[4]
Level 1 | Equity Securities Limited Partnerships [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	0	[5]	0	[6]
Level 1 | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Total assets	496.9		407.2
Level 1 | Real estate
Defined Benefit Plan Disclosure [Line Items]
Total assets	0	[7]	0	[8]
Level 1 | Limited partnerships/corporations
Defined Benefit Plan Disclosure [Line Items]
Total assets	0	[9]	0	[10]
Level 1 | Other investments
Defined Benefit Plan Disclosure [Line Items]
Total assets	0		3.1
Level 1 | Derivatives
Defined Benefit Plan Disclosure [Line Items]
Total assets			3.1
Total liabilities	10.8		0
Level 1 | Other
Defined Benefit Plan Disclosure [Line Items]
Total liabilities			0
Level 2
Defined Benefit Plan Disclosure [Line Items]
Total assets	594.8		492.3
Total liabilities	0		1.4
Net, total pension assets	594.8		490.9
Level 2 | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Total assets	0		0
Level 2 | Short-term Investments
Defined Benefit Plan Disclosure [Line Items]
Total assets	178.1	[1]	134.1	[2]
Level 2 | U.S. government agencies and authorities
Defined Benefit Plan Disclosure [Line Items]
Total assets	0		0
Level 2 | U.S. corporate, state and municipalities
Defined Benefit Plan Disclosure [Line Items]
Total assets	112.8		79.6
Level 2 | Foreign securities
Defined Benefit Plan Disclosure [Line Items]
Total assets	14.8		12.2
Level 2 | Residential mortgage-backed securities
Defined Benefit Plan Disclosure [Line Items]
Total assets	61.4		84.9
Level 2 | Commercial mortgage-backed securities
Defined Benefit Plan Disclosure [Line Items]
Total assets	22.6		15.0
Level 2 | Other asset-backed securities
Defined Benefit Plan Disclosure [Line Items]
Total assets	2.6		6.1
Level 2 | Private Placement [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	32.9		14.3
Level 2 | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Total assets	425.2		346.2
Level 2 | Large-cap domestic
Defined Benefit Plan Disclosure [Line Items]
Total assets	0		0
Level 2 | Small/Mid-cap domestic
Defined Benefit Plan Disclosure [Line Items]
Total assets	0		0
Level 2 | International commingled funds
Defined Benefit Plan Disclosure [Line Items]
Total assets	169.6	[3]	146.1	[4]
Level 2 | Equity Securities Limited Partnerships [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	0	[5]	0	[6]
Level 2 | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Total assets	169.6		146.1
Level 2 | Real estate
Defined Benefit Plan Disclosure [Line Items]
Total assets	0	[7]	0	[8]
Level 2 | Limited partnerships/corporations
Defined Benefit Plan Disclosure [Line Items]
Total assets	0	[9]	0	[10]
Level 2 | Other investments
Defined Benefit Plan Disclosure [Line Items]
Total assets	0		0
Level 2 | Derivatives
Defined Benefit Plan Disclosure [Line Items]
Total assets			0
Total liabilities	0		1.4
Level 2 | Other
Defined Benefit Plan Disclosure [Line Items]
Total liabilities			0
Level 3
Defined Benefit Plan Disclosure [Line Items]
Total assets	190.4	[11]	172.1	[12]
Total liabilities	0	[11]	0.8	[12]
Net, total pension assets	190.4	[11]	171.3	[12]	146.5
Level 3 | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Total assets	0	[11]	0	[12]
Level 3 | Short-term Investments
Defined Benefit Plan Disclosure [Line Items]
Total assets	0	[1],[11]	0	[12],[2]
Level 3 | U.S. government agencies and authorities
Defined Benefit Plan Disclosure [Line Items]
Total assets	0	[11]	0	[12]
Level 3 | U.S. corporate, state and municipalities
Defined Benefit Plan Disclosure [Line Items]
Total assets	0	[11]	0	[12]
Level 3 | Foreign securities
Defined Benefit Plan Disclosure [Line Items]
Total assets	0	[11]	0	[12]
Level 3 | Residential mortgage-backed securities
Defined Benefit Plan Disclosure [Line Items]
Total assets	0	[11]	0	[12]
Level 3 | Commercial mortgage-backed securities
Defined Benefit Plan Disclosure [Line Items]
Total assets	0	[11]	0	[12]
Level 3 | Other asset-backed securities
Defined Benefit Plan Disclosure [Line Items]
Total assets	0	[11]	0	[12]
Level 3 | Private Placement [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	0	[11]	0	[12]
Level 3 | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Total assets	0	[11]	0	[12]
Level 3 | Large-cap domestic
Defined Benefit Plan Disclosure [Line Items]
Total assets	0	[11]	0	[12]
Level 3 | Small/Mid-cap domestic
Defined Benefit Plan Disclosure [Line Items]
Total assets	0	[11]	0	[12]
Level 3 | International commingled funds
Defined Benefit Plan Disclosure [Line Items]
Total assets	0	[11],[3]	0	[12],[4]
Level 3 | Equity Securities Limited Partnerships [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	60.8	[11],[5]	52.4	[12],[6]
Level 3 | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Total assets	60.8	[11]	52.4	[12]
Level 3 | Real estate
Defined Benefit Plan Disclosure [Line Items]
Total assets	67.4	[11],[7]	62.0	[12],[8]
Net, total pension assets	67.4		62.0		54.1
Level 3 | Limited partnerships/corporations
Defined Benefit Plan Disclosure [Line Items]
Total assets	62.2	[11],[9]	57.7	[10],[12]
Net, total pension assets	123.0		110.1		93.3
Level 3 | Other investments
Defined Benefit Plan Disclosure [Line Items]
Total assets	129.6	[11]	119.7	[12]
Level 3 | Derivatives
Defined Benefit Plan Disclosure [Line Items]
Total assets			0	[12]
Total liabilities	0	[11]	0	[12]
Level 3 | Other
Defined Benefit Plan Disclosure [Line Items]
Total liabilities			0.8	[12]
Net, total pension assets	$ 0		$ (0.8)		$ (0.9)

[1]	This category includes common collective trust funds invested in the EB Temporary Investment Fund of The Bank of New York Mellon ("Short-term Investment Fund"). The Short-term Investment Fund is designed to provide a rate of return by investing in a full range of high-quality, short-term money market securities. Participant's redemptions in the Short-term Investment Fund may be requested by 2 p.m. eastern standard time and are processed by the following day.
[2]	This category includes common collective trust funds invested in the Short-term Investment Fund. The Short-term Investment Fund is designed to provide a rate of return by investing in a full range of high-quality, short-term money market securities. Participants redemptions in the Short-term Investment Fund were the result of the normal course of business, the Trustee permitted redemptions in cash. In order to control liquidity and realized losses on the sale of securities in the Short-term Investment Fund, requests for cash redemptions were not permitted where participants desired to exit the Short-term investment fund.
[3]	International Commingled funds are comprised of two assets which use NAV to calculate fair value. Baillie Gifford Funds has a balance of $90.7 and uses a bottom up approach to stock picking. In determining the potential of a company, the fund manager analyzes industry background, competitive advantage, management attitudes and financial strength, and valuation. There are no redemption restrictions in the Baillie Gifford Funds. Silchester has a fund balance of $78.9 that has an investment objective to achieve long-term growth primarily by investing in a diversified portfolio of equity securities of companies located in any country other than the United States. Silchester clients may contribute to and redeem monies from the funds on a monthly basis as of the last business day of each month. Clients must notify Silchester at least six business days before the month-end to make a redemption request. Baillie Gifford and Silchester, as a normal course of business, enter into contracts (commitments) that contain indemnifications or warranties. The funds' maximum exposure under these arrangements is unknown, as this would involve future claims that have not yet occurred. Baillie Gifford and Silchester have no unfunded commitments.
[4]	International Commingled funds are comprised of two assets which use NAV to calculate fair value. Baillie Gifford Funds has a balance of $78.9 and uses a bottom up approach to stock picking. In determining the potential of a company, the fund manager analyzes industry background, competitive advantage, management attitudes and financial strength, and valuation. There are no redemption restrictions in the Baillie Gifford Funds. Silchester has a fund balance of $67.2 that has an investment objective to achieve long-term growth primarily by investing in a diversified portfolio of equity securities of companies located in any country other than the United States. Silchester clients may contribute to and redeem moneys from the funds on a monthly basis as of the first business day of each month. Clients must notify Silchester at least six business days before the month-end to make a redemption request. Baillie Gifford and Silchester, as a normal course of business, enter into contracts (commitments) that contain indemnifications or warranties. The funds' maximum exposure under these arrangements is unknown, as this would involve future claims that have not yet occurred. Baillie Gifford and Silchester have no unfunded commitments.
[5]	Limited partnerships are comprised of two assets which use NAV to calculate fair value. Pantheon Europe has a balance of $15.5 and Pantheon USA has a balance of $45.3. Their strategy is to create a portfolio of high quality private equity funds, operating across Europe and diversified by stage, sector, geography, manager and vintage year. For the year ended December 31, 2012, Pantheon Europe and Pantheon USA have unfunded commitments of $4.0 and $17.1, respectively, and there were no significant redemption restrictions.
[6]	Limited partnerships are comprised of two assets which use NAV to calculate fair value. Pantheon Europe has a balance of $12.8 and Pantheon USA has a balance of $39.6. Their strategy is to create a portfolio of high quality private equity funds, operating across Europe and diversified by stage, sector, geography, manager and vintage year.
[7]	UBS Trumbull Property Fund ("UBS") uses the NAV to calculate fair value. UBS has a balance of $67.4 and is an actively managed core portfolio of equity real estate. The Fund has both relative and real return objectives. Its relative performance objective is to outperform the National Council of Real Estate investment Fiduciaries Open-End Diversified Core ("NFI_ODCE") index over any given three-to-five-year period. The Fund's real return performance objective is to achieve at least a 5% real rate of return (i.e., inflation-adjusted return), before advisory fees, over any given three-to-five-year period. Investors may request redemptions of all or a portion of their units as of the end of a calendar quarter by delivering written notice to the Fund at least 60 days prior to the end of the quarter.
[8]	UBS Trumbull Property Fund ("UBS") uses the NAV to calculate fair value. UBS has a balance of $62.0 and is an actively managed core portfolio of equity real estate. The Fund has both relative and real return objectives. Its relative performance objective is to outperform the NFI_ODCE index over any given three-to-five-year period. The Fund's real return performance objective is to achieve at least a 5% real rate of return (i.e., inflation-adjusted return), before advisory fees, over any given three-to-five-year period.
[9]	Magnitude Institutional, Ltd. ("MIL") has a balance of $62.2 and is designed to realize appreciation in value primarily through the allocation of capital directly and indirectly among investment funds and accounts. There are significant redemption restrictions in the MIL fund.
[10]	MIL has a balance of $57.7 and is designed to realize appreciation in value primarily through the allocation of capital directly and indirectly among investment funds and accounts.
[11]	Level 3 net assets accounted for 13.9% of total net assets measured at fair value on a recurring basis.
[12]	Level 3 net assets accounted for 14.4% of total net assets measured at fair value on a recurring basis.